ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 51.8%

Agriculture – 7.3%
Village Farms International, Inc. (Canada)(a)	3,323,398	$3,090,760

Biotechnology – 1.1%
Skye Bioscience, Inc.(a)	115,000	449,650

Distributors – 7.2%
High Tide, Inc. (Canada)(a)	1,486,250	3,046,813

Investment Company – 1.7%
RIV Capital, Inc. (Canada)(a)	4,975,540	718,184

Pharmaceuticals – 26.2%
Canopy Growth Corp. (Canada)(a)(b)	90,922	438,244
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	1,170,869	2,318,321
Charlottes Web Holdings, Inc.(a)(b)	2,012,115	290,434
Clever Leaves Holdings, Inc. (Canada)(a)	34,571	10
Cronos Group, Inc. (Canada)(a)	690,613	1,512,443
Hempfusion Wellness, Inc. (Canada)(a)(c)	1,762,927	2
IM Cannabis Corp. (Canada)(a)	103,460	247,269
InMed Pharmaceuticals, Inc. (Canada)†(a)	733,296	171,665
Intercure Ltd. (Israel)(a)	107,414	215,902
Jazz Pharmaceuticals PLC(a)	4,900	545,909
Organigram Holdings, Inc. (Canada)(a)	741,784	1,342,629
PharmaCielo Ltd. (Canada)(a)	338,496	45,101
Rubicon Organics, Inc. (Canada)(a)	1,050,000	334,635
SNDL, Inc. (Canada)(a)	1,259,212	2,593,977
Tilray Brands, Inc. (Canada)(a)	574,900	1,011,824
Total Pharmaceuticals		11,068,365

REITS – 5.9%
AFC Gamma, Inc.	114,606	1,170,127
Chicago Atlantic Real Estate Finance, Inc.	85,361	1,323,949
Total REITS		2,494,076

Specialty Retail – 2.4%
Ispire Technology, Inc.(a)(b)	161,811	1,004,037

Total Common Stocks (Cost $68,912,928)		21,871,885

EXCHANGE TRADED FUND – 48.4%

Equity Fund – 48.4%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $36,492,161)	2,847,818	20,418,855

MONEY MARKET FUND – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(d)(e) (Cost $1,290,215)	1,290,215	1,290,215

Total Investments – 103.2% (Cost $106,695,304)		43,580,955
Liabilities in Excess of Other Assets – (3.2%)		(1,379,899)
Net Assets – 100.0%		$42,201,056

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,212,772; the aggregate market value of the collateral held by the fund is $1,290,216.
(c)	Fair valued using significant unobservable inputs.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.
(e)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,826,782	$45,101	$2	$21,871,885
Exchange Traded Fund	20,418,855	–	–	20,418,855
Money Market Fund	1,290,215	–	–	1,290,215
Total	$43,535,852	$45,101	$2	$43,580,955

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	7.3%
Biotechnology	1.1
Distributors	7.2
Equity Fund	48.4
Investment Company	1.7
Pharmaceuticals	26.2
REITS	5.9
Specialty Retail	2.4
Money Market Fund	3.0
Total Investments	103.2
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2024	Value at 9/30/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$16,403,206	$4,196,166	$(71,328)	$(213,618)	$104,429	2,847,818	$20,418,855	$–
InMed Pharmaceuticals, Inc.	–	263,295	–	–	(91,630)	733,296	171,665	–
Total	$16,403,206	$4,459,461	$(71,328)	$(213,618)	$12,799	3,581,114	$20,590,520	$–